Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Virtus Investment Trust
Entity Central Index Key	0000867297
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000135573 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Dividend Value Fund
Class Name	Class R6
Trading Symbol	ANDVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus NFJ Dividend Value Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Dividend Value Fund Class R6 / ANDVX	$34	0.65%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
Net Assets	$ 481,948,000
Holdings Count | Holding	56
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$481,948
Total number of portfolio holdings	56
Portfolio turnover rate as of the end of the reporting period	44%

Holdings [Text Block]

Asset Allocation(1)

Financials	34%
Information Technology	12
Energy	11
Industrials	9
Health Care	8
Real Estate	7
Materials	6
Other	13
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

C000021609 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Dividend Value Fund
Class Name	Institutional Class
Trading Symbol	NFJEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus NFJ Dividend Value Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Dividend Value Fund Institutional Class / NFJEX	$37	0.70%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%
Net Assets	$ 481,948,000
Holdings Count | Holding	56
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$481,948
Total number of portfolio holdings	56
Portfolio turnover rate as of the end of the reporting period	44%

Holdings [Text Block]

Asset Allocation(1)

Financials	34%
Information Technology	12
Energy	11
Industrials	9
Health Care	8
Real Estate	7
Materials	6
Other	13
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

C000021607 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Dividend Value Fund
Class Name	Class C
Trading Symbol	PNECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus NFJ Dividend Value Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Dividend Value Fund Class C / PNECX	$92	1.75%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.75%
Net Assets	$ 481,948,000
Holdings Count | Holding	56
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$481,948
Total number of portfolio holdings	56
Portfolio turnover rate as of the end of the reporting period	44%

Holdings [Text Block]

Asset Allocation(1)

Financials	34%
Information Technology	12
Energy	11
Industrials	9
Health Care	8
Real Estate	7
Materials	6
Other	13
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

C000021605 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Dividend Value Fund
Class Name	Class A
Trading Symbol	PNEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus NFJ Dividend Value Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Dividend Value Fund Class A / PNEAX	$54	1.03%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.03%
Net Assets	$ 481,948,000
Holdings Count | Holding	56
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$481,948
Total number of portfolio holdings	56
Portfolio turnover rate as of the end of the reporting period	44%

Holdings [Text Block]

Asset Allocation(1)

Financials	34%
Information Technology	12
Energy	11
Industrials	9
Health Care	8
Real Estate	7
Materials	6
Other	13
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

C000021611 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ International Value Fund
Class Name	Class A
Trading Symbol	AFJAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus NFJ International Value Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ International Value Fund Class A / AFJAX	$71	1.31%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.31%
Net Assets	$ 81,155,000
Holdings Count | Holding	56
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$81,155
Total number of portfolio holdings	56
Portfolio turnover rate as of the end of the reporting period	45%

Holdings [Text Block]

Asset Allocation(1)

Financials	26%
Consumer Discretionary	16
Information Technology	15
Materials	12
Health Care	9
Communication Services	7
Industrials	6
Other	9
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

C000021612 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ International Value Fund
Class Name	Class C
Trading Symbol	AFJCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus NFJ International Value Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ International Value Fund Class C / AFJCX	$111	2.06%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	2.06%
Net Assets	$ 81,155,000
Holdings Count | Holding	56
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$81,155
Total number of portfolio holdings	56
Portfolio turnover rate as of the end of the reporting period	45%

Holdings [Text Block]

Asset Allocation(1)

Financials	26%
Consumer Discretionary	16
Information Technology	15
Materials	12
Health Care	9
Communication Services	7
Industrials	6
Other	9
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

Material Fund Change [Text Block]	Material Fund Changes Effective January 26, 2026, Class C shares were converted to Class A shares.
C000021614 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ International Value Fund
Class Name	Institutional Class
Trading Symbol	ANJIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus NFJ International Value Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ International Value Fund Institutional Class / ANJIX	$52	0.96%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.96%
Net Assets	$ 81,155,000
Holdings Count | Holding	56
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$81,155
Total number of portfolio holdings	56
Portfolio turnover rate as of the end of the reporting period	45%

Holdings [Text Block]

Asset Allocation(1)

Financials	26%
Consumer Discretionary	16
Information Technology	15
Materials	12
Health Care	9
Communication Services	7
Industrials	6
Other	9
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

C000135574 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ International Value Fund
Class Name	Class R6
Trading Symbol	ANAVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus NFJ International Value Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ International Value Fund Class R6 / ANAVX	$49	0.91%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.91%
Net Assets	$ 81,155,000
Holdings Count | Holding	56
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$81,155
Total number of portfolio holdings	56
Portfolio turnover rate as of the end of the reporting period	45%

Holdings [Text Block]

Asset Allocation(1)

Financials	26%
Consumer Discretionary	16
Information Technology	15
Materials	12
Health Care	9
Communication Services	7
Industrials	6
Other	9
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

C000204677 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Large-Cap Value Fund
Class Name	Class R6
Trading Symbol	VAAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus NFJ Large-Cap Value Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Large-Cap Value Fund Class R6 / VAAGX	$34	0.65%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
Net Assets	$ 282,806,000
Holdings Count | Holding	73
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$282,806
Total number of portfolio holdings	73
Portfolio turnover rate as of the end of the reporting period	68%

Holdings [Text Block]

Asset Allocation(1)

Financials	33%
Consumer Discretionary	14
Information Technology	11
Energy	10
Real Estate	6
Industrials	6
Materials	6
Other	14
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

C000021620 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Large-Cap Value Fund
Class Name	Institutional Class
Trading Symbol	ANVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus NFJ Large-Cap Value Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Large-Cap Value Fund Institutional Class / ANVIX	$39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
Net Assets	$ 282,806,000
Holdings Count | Holding	73
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$282,806
Total number of portfolio holdings	73
Portfolio turnover rate as of the end of the reporting period	68%

Holdings [Text Block]

Asset Allocation(1)

Financials	33%
Consumer Discretionary	14
Information Technology	11
Energy	10
Real Estate	6
Industrials	6
Materials	6
Other	14
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

C000021618 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Large-Cap Value Fund
Class Name	Class C
Trading Symbol	PNBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus NFJ Large-Cap Value Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Large-Cap Value Fund Class C / PNBCX	$91	1.77%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.77%
Net Assets	$ 282,806,000
Holdings Count | Holding	73
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$282,806
Total number of portfolio holdings	73
Portfolio turnover rate as of the end of the reporting period	68%

Holdings [Text Block]

Asset Allocation(1)

Financials	33%
Consumer Discretionary	14
Information Technology	11
Energy	10
Real Estate	6
Industrials	6
Materials	6
Other	14
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

Material Fund Change [Text Block]	Material Fund Changes Effective January 26, 2026, Class C shares were converted to Class A shares.
C000021616 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Large-Cap Value Fund
Class Name	Class A
Trading Symbol	PNBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus NFJ Large-Cap Value Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Large-Cap Value Fund Class A / PNBAX	$52	1.01%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.01%
Net Assets	$ 282,806,000
Holdings Count | Holding	73
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$282,806
Total number of portfolio holdings	73
Portfolio turnover rate as of the end of the reporting period	68%

Holdings [Text Block]

Asset Allocation(1)

Financials	33%
Consumer Discretionary	14
Information Technology	11
Energy	10
Real Estate	6
Industrials	6
Materials	6
Other	14
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

C000021621 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Small-Cap Value Fund
Class Name	Class A
Trading Symbol	PCVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus NFJ Small-Cap Value Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Small-Cap Value Fund Class A / PCVAX	$61	1.17%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.17%
Net Assets	$ 240,776,000
Holdings Count | Holding	83
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$240,776
Total number of portfolio holdings	83
Portfolio turnover rate as of the end of the reporting period	44%

Holdings [Text Block]
Asset Allocation(1)
Financials	33%
Energy	11
Industrials	10
Information Technology	9
Health Care	9
Real Estate	7
Materials	7
Other	14
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

C000021624 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Small-Cap Value Fund
Class Name	Class C
Trading Symbol	PCVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus NFJ Small-Cap Value Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Small-Cap Value Fund Class C / PCVCX	$100	1.92%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.92%
Net Assets	$ 240,776,000
Holdings Count | Holding	83
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$240,776
Total number of portfolio holdings	83
Portfolio turnover rate as of the end of the reporting period	44%

Holdings [Text Block]
Asset Allocation(1)
Financials	33%
Energy	11
Industrials	10
Information Technology	9
Health Care	9
Real Estate	7
Materials	7
Other	14
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

Material Fund Change [Text Block]	Material Fund Changes Effective January 26, 2026, Class C shares were converted to Class A shares.
C000021626 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Small-Cap Value Fund
Class Name	Institutional Class
Trading Symbol	PSVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus NFJ Small-Cap Value Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Small-Cap Value Fund Institutional Class / PSVIX	$43	0.82%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.82%
Net Assets	$ 240,776,000
Holdings Count | Holding	83
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$240,776
Total number of portfolio holdings	83
Portfolio turnover rate as of the end of the reporting period	44%

Holdings [Text Block]
Asset Allocation(1)
Financials	33%
Energy	11
Industrials	10
Information Technology	9
Health Care	9
Real Estate	7
Materials	7
Other	14
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

C000135575 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Small-Cap Value Fund
Class Name	Class R6
Trading Symbol	ANFVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus NFJ Small-Cap Value Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Small-Cap Value Fund Class R6 / ANFVX	$40	0.77%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%
Net Assets	$ 240,776,000
Holdings Count | Holding	83
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$240,776
Total number of portfolio holdings	83
Portfolio turnover rate as of the end of the reporting period	44%

Holdings [Text Block]
Asset Allocation(1)
Financials	33%
Energy	11
Industrials	10
Information Technology	9
Health Care	9
Real Estate	7
Materials	7
Other	14
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

C000196957 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Mid-Cap Value Fund
Class Name	Class R6
Trading Symbol	ANPRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus NFJ Mid-Cap Value Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Mid-Cap Value Fund Class R6 / ANPRX	$31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Net Assets	$ 536,020,000
Holdings Count | Holding	79
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$536,020
Total number of portfolio holdings	79
Portfolio turnover rate as of the end of the reporting period	50%

Holdings [Text Block]

Asset Allocation(1)

Financials	27%
Industrials	12
Materials	11
Real Estate	11
Energy	9
Consumer Discretionary	8
Information Technology	8
Other	14
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

C000021637 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Mid-Cap Value Fund
Class Name	Institutional Class
Trading Symbol	PRNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus NFJ Mid-Cap Value Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Mid-Cap Value Fund Institutional Class / PRNIX	$34	0.65%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
Net Assets	$ 536,020,000
Holdings Count | Holding	79
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$536,020
Total number of portfolio holdings	79
Portfolio turnover rate as of the end of the reporting period	50%

Holdings [Text Block]

Asset Allocation(1)

Financials	27%
Industrials	12
Materials	11
Real Estate	11
Energy	9
Consumer Discretionary	8
Information Technology	8
Other	14
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

C000021635 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Mid-Cap Value Fund
Class Name	Class C
Trading Symbol	PQNCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus NFJ Mid-Cap Value Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Mid-Cap Value Fund Class C / PQNCX	$90	1.75%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.75%
Net Assets	$ 536,020,000
Holdings Count | Holding	79
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$536,020
Total number of portfolio holdings	79
Portfolio turnover rate as of the end of the reporting period	50%

Holdings [Text Block]

Asset Allocation(1)

Financials	27%
Industrials	12
Materials	11
Real Estate	11
Energy	9
Consumer Discretionary	8
Information Technology	8
Other	14
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

C000021632 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Mid-Cap Value Fund
Class Name	Class A
Trading Symbol	PQNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus NFJ Mid-Cap Value Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Mid-Cap Value Fund Class A / PQNAX	$52	1.00%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
Net Assets	$ 536,020,000
Holdings Count | Holding	79
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$536,020
Total number of portfolio holdings	79
Portfolio turnover rate as of the end of the reporting period	50%

Holdings [Text Block]

Asset Allocation(1)

Financials	27%
Industrials	12
Materials	11
Real Estate	11
Energy	9
Consumer Discretionary	8
Information Technology	8
Other	14
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

C000021653 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Silvant Focused Growth Fund
Class Name	Class A
Trading Symbol	PGWAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Silvant Focused Growth Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Focused Growth Fund Class A / PGWAX	$50	0.94%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.94%
Net Assets	$ 1,826,321,000
Holdings Count | Holding	27
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$1,826,321
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	8%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	48%
Communication Services	16
Consumer Discretionary	12
Industrials	10
Health Care	7
Financials	4
Materials	2
Other	1
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

C000021656 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Silvant Focused Growth Fund
Class Name	Class C
Trading Symbol	PGWCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Silvant Focused Growth Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Focused Growth Fund Class C / PGWCX	$90	1.70%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.70%
Net Assets	$ 1,826,321,000
Holdings Count | Holding	27
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$1,826,321
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	8%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	48%
Communication Services	16
Consumer Discretionary	12
Industrials	10
Health Care	7
Financials	4
Materials	2
Other	1
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

C000021658 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Silvant Focused Growth Fund
Class Name	Institutional Class
Trading Symbol	PGFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Silvant Focused Growth Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Focused Growth Fund Institutional Class / PGFIX	$35	0.67%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%
Net Assets	$ 1,826,321,000
Holdings Count | Holding	27
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$1,826,321
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	8%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	48%
Communication Services	16
Consumer Discretionary	12
Industrials	10
Health Care	7
Financials	4
Materials	2
Other	1
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

C000164304 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Silvant Focused Growth Fund
Class Name	Class R6
Trading Symbol	AFGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Silvant Focused Growth Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Focused Growth Fund Class R6 / AFGFX	$33	0.62%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.62%
Net Assets	$ 1,826,321,000
Holdings Count | Holding	27
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$1,826,321
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	8%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	48%
Communication Services	16
Consumer Discretionary	12
Industrials	10
Health Care	7
Financials	4
Materials	2
Other	1
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

C000150255 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Health Sciences Fund
Class Name	Institutional Class
Trading Symbol	HLHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Health Sciences Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Health Sciences Fund Institutional Class / HLHIX	$56	1.05%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.05%
Net Assets	$ 103,599,000
Holdings Count | Holding	25
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$103,599
Total number of portfolio holdings	25
Portfolio turnover rate as of the end of the reporting period	6%

Holdings [Text Block]

Asset Allocation(1)

Healthcare Equipment & Supplies	28%
Pharmaceuticals	22
Biotechnology	17
Life Sciences Tools & Services	17
Healthcare Providers & Services	16
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

C000021685 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Health Sciences Fund
Class Name	Class C
Trading Symbol	RCGHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Health Sciences Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Health Sciences Fund Class C / RCGHX	$117	2.18%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	2.18%
Net Assets	$ 103,599,000
Holdings Count | Holding	25
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$103,599
Total number of portfolio holdings	25
Portfolio turnover rate as of the end of the reporting period	6%

Holdings [Text Block]

Asset Allocation(1)

Healthcare Equipment & Supplies	28%
Pharmaceuticals	22
Biotechnology	17
Life Sciences Tools & Services	17
Healthcare Providers & Services	16
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

Material Fund Change [Text Block]	Material Fund Changes Effective January 26, 2026, Class C shares were converted to Class A shares.
C000021683 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Health Sciences Fund
Class Name	Class A
Trading Symbol	RAGHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Health Sciences Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Health Sciences Fund Class A / RAGHX	$76	1.42%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.42%
Net Assets	$ 103,599,000
Holdings Count | Holding	25
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$103,599
Total number of portfolio holdings	25
Portfolio turnover rate as of the end of the reporting period	6%

Holdings [Text Block]

Asset Allocation(1)

Healthcare Equipment & Supplies	28%
Pharmaceuticals	22
Biotechnology	17
Life Sciences Tools & Services	17
Healthcare Providers & Services	16
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

C000021688 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Global Small-Cap Fund
Class Name	Class A
Trading Symbol	RGSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Global Small-Cap Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Global Small-Cap Fund Class A / RGSAX	$79	1.64%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.64%
Net Assets	$ 37,525,000
Holdings Count | Holding	31
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$37,525
Total number of portfolio holdings	31
Portfolio turnover rate as of the end of the reporting period	28%

Holdings [Text Block]
Asset Allocation(1)
Industrials	35%
Financials	33
Information Technology	15
Health Care	7
Materials	5
Consumer Discretionary	3
Communication Services	2
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

C000021690 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Global Small-Cap Fund
Class Name	Class C
Trading Symbol	RGSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Global Small-Cap Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Global Small-Cap Fund Class C / RGSCX	$115	2.39%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	2.39%
Net Assets	$ 37,525,000
Holdings Count | Holding	31
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$37,525
Total number of portfolio holdings	31
Portfolio turnover rate as of the end of the reporting period	28%

Holdings [Text Block]
Asset Allocation(1)
Industrials	35%
Financials	33
Information Technology	15
Health Care	7
Materials	5
Consumer Discretionary	3
Communication Services	2
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

Material Fund Change [Text Block]	Material Fund Changes Effective January 26, 2026, Class C shares were converted to Class A shares.
C000021692 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Global Small-Cap Fund
Class Name	Institutional Class
Trading Symbol	DGSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Global Small-Cap Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Global Small-Cap Fund Institutional Class / DGSCX	$62	1.29%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.29%
Net Assets	$ 37,525,000
Holdings Count | Holding	31
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$37,525
Total number of portfolio holdings	31
Portfolio turnover rate as of the end of the reporting period	28%

Holdings [Text Block]
Asset Allocation(1)
Industrials	35%
Financials	33
Information Technology	15
Health Care	7
Materials	5
Consumer Discretionary	3
Communication Services	2
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

C000021698 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Zevenbergen Technology Fund
Class Name	Institutional Class
Trading Symbol	DRGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Zevenbergen Technology Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Zevenbergen Technology Fund Institutional Class / DRGTX	$63	1.16%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.16%
Net Assets	$ 1,663,278,000
Holdings Count | Holding	48
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$1,663,278
Total number of portfolio holdings	48
Portfolio turnover rate as of the end of the reporting period	4%

Holdings [Text Block]

Asset Allocation(1)

Semiconductors & Semiconductor Equipment	30%
Software	18
Interactive Media & Services	18
Technology Hardware, Storage & Peripherals	8
IT Services	6
Broadline Retail	5
Automobiles	3
Aerospace & Defense	2
Communications Equipment	2
Financial Services	2
Other	6
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

C000021696 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Zevenbergen Technology Fund
Class Name	Class C
Trading Symbol	RCGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Zevenbergen Technology Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Zevenbergen Technology Fund Class C / RCGTX	$116	2.16%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	2.16%
Net Assets	$ 1,663,278,000
Holdings Count | Holding	48
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$1,663,278
Total number of portfolio holdings	48
Portfolio turnover rate as of the end of the reporting period	4%

Holdings [Text Block]

Asset Allocation(1)

Semiconductors & Semiconductor Equipment	30%
Software	18
Interactive Media & Services	18
Technology Hardware, Storage & Peripherals	8
IT Services	6
Broadline Retail	5
Automobiles	3
Aerospace & Defense	2
Communications Equipment	2
Financial Services	2
Other	6
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

C000021693 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Zevenbergen Technology Fund
Class Name	Class A
Trading Symbol	RAGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Zevenbergen Technology Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Zevenbergen Technology Fund Class A / RAGTX	$77	1.42%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.42%
Net Assets	$ 1,663,278,000
Holdings Count | Holding	48
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$1,663,278
Total number of portfolio holdings	48
Portfolio turnover rate as of the end of the reporting period	4%

Holdings [Text Block]

Asset Allocation(1)

Semiconductors & Semiconductor Equipment	30%
Software	18
Interactive Media & Services	18
Technology Hardware, Storage & Peripherals	8
IT Services	6
Broadline Retail	5
Automobiles	3
Aerospace & Defense	2
Communications Equipment	2
Financial Services	2
Other	6
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

C000021714 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Silvant Mid-Cap Growth Fund
Class Name	Class A
Trading Symbol	RMDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Silvant Mid-Cap Growth Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Mid-Cap Growth Fund Class A / RMDAX	$50	0.98%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.98%
Net Assets	$ 405,753,000
Holdings Count | Holding	80
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$405,753
Total number of portfolio holdings	80
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]
Asset Allocation(1)
Industrials	24%
Consumer Discretionary	22
Information Technology	20
Health Care	13
Financials	8
Communication Services	6
Utilities	3
Other	4
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

C000021717 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Silvant Mid-Cap Growth Fund
Class Name	Class C
Trading Symbol	RMDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Silvant Mid-Cap Growth Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Mid-Cap Growth Fund Class C / RMDCX	$89	1.76%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.76%
Net Assets	$ 405,753,000
Holdings Count | Holding	80
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$405,753
Total number of portfolio holdings	80
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]
Asset Allocation(1)
Industrials	24%
Consumer Discretionary	22
Information Technology	20
Health Care	13
Financials	8
Communication Services	6
Utilities	3
Other	4
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

Material Fund Change [Text Block]	Material Fund Changes Effective January 21, 2026, Class C shares were closed to new purchases by new or existing shareholders, except by existing shareholders through qualifying transactions.
C000021719 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Silvant Mid-Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	DRMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Silvant Mid-Cap Growth Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Mid-Cap Growth Fund Institutional Class / DRMCX	$39	0.76%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%
Net Assets	$ 405,753,000
Holdings Count | Holding	80
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$405,753
Total number of portfolio holdings	80
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]
Asset Allocation(1)
Industrials	24%
Consumer Discretionary	22
Information Technology	20
Health Care	13
Financials	8
Communication Services	6
Utilities	3
Other	4
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

C000204682 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Silvant Mid-Cap Growth Fund
Class Name	Class R6
Trading Symbol	RMDZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Silvant Mid-Cap Growth Fund (“Fund”) for the period of June 18, 2025 (inception) to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Mid-Cap Growth Fund Class R6 / RMDZX	$34	0.66%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
Net Assets	$ 405,753,000
Holdings Count | Holding	80
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$405,753
Total number of portfolio holdings	80
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]
Asset Allocation(1)
Industrials	24%
Consumer Discretionary	22
Information Technology	20
Health Care	13
Financials	8
Communication Services	6
Utilities	3
Other	4
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

C000164305 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Emerging Markets Opportunities Fund
Class Name	Class R6
Trading Symbol	AEMOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Emerging Markets Opportunities Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Emerging Markets Opportunities Fund Class R6 / AEMOX	$49	0.89%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.89%
Net Assets	$ 185,443,000
Holdings Count | Holding	70
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$185,443
Total number of portfolio holdings	70
Portfolio turnover rate as of the end of the reporting period	45%

Holdings [Text Block]

Asset Allocation(1)

Semiconductors & Semiconductor Equipment	19%
Banks	19
Metals & Mining	12
Oil, Gas & Consumable Fuels	6
Interactive Media & Services	5
Machinery	3
Food Products	3
Consumer Finance	3
Broadline Retail	3
Water Utilities	3
Insurance	3
Other	21
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

C000034951 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Emerging Markets Opportunities Fund
Class Name	Institutional Class
Trading Symbol	AOTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Emerging Markets Opportunities Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Emerging Markets Opportunities Fund Institutional Class / AOTIX	$51	0.94%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.94%
Net Assets	$ 185,443,000
Holdings Count | Holding	70
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$185,443
Total number of portfolio holdings	70
Portfolio turnover rate as of the end of the reporting period	45%

Holdings [Text Block]

Asset Allocation(1)

Semiconductors & Semiconductor Equipment	19%
Banks	19
Metals & Mining	12
Oil, Gas & Consumable Fuels	6
Interactive Media & Services	5
Machinery	3
Food Products	3
Consumer Finance	3
Broadline Retail	3
Water Utilities	3
Insurance	3
Other	21
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

C000034949 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Emerging Markets Opportunities Fund
Class Name	Class C
Trading Symbol	AOTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Emerging Markets Opportunities Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Emerging Markets Opportunities Fund Class C / AOTCX	$111	2.04%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	2.04%
Net Assets	$ 185,443,000
Holdings Count | Holding	70
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$185,443
Total number of portfolio holdings	70
Portfolio turnover rate as of the end of the reporting period	45%

Holdings [Text Block]
Asset Allocation(1)
Semiconductors & Semiconductor Equipment	19%
Banks	19
Metals & Mining	12
Oil, Gas & Consumable Fuels	6
Interactive Media & Services	5
Machinery	3
Food Products	3
Consumer Finance	3
Broadline Retail	3
Water Utilities	3
Insurance	3
Other	21
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

Material Fund Change [Text Block]	Material Fund Changes Effective January 26, 2026, Class C shares were converted to Class A shares.
C000034948 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Emerging Markets Opportunities Fund
Class Name	Class A
Trading Symbol	AOTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Emerging Markets Opportunities Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Emerging Markets Opportunities Fund Class A / AOTAX	$71	1.29%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.29%
Net Assets	$ 185,443,000
Holdings Count | Holding	70
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$185,443
Total number of portfolio holdings	70
Portfolio turnover rate as of the end of the reporting period	45%

Holdings [Text Block]
Asset Allocation(1)
Semiconductors & Semiconductor Equipment	19%
Banks	19
Metals & Mining	12
Oil, Gas & Consumable Fuels	6
Interactive Media & Services	5
Machinery	3
Food Products	3
Consumer Finance	3
Broadline Retail	3
Water Utilities	3
Insurance	3
Other	21
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

C000043488 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Income & Growth Fund
Class Name	Class A
Trading Symbol	AZNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Income & Growth Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Income & Growth Fund Class A / AZNAX	$59	1.14%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.14%
Net Assets	$ 4,717,913,000
Holdings Count | Holding	373
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$4,717,913
Total number of portfolio holdings	373
Portfolio turnover rate as of the end of the reporting period	38%

Holdings [Text Block]

Asset Allocation(1)

Common Stocks		34%
Semiconductors & Semiconductor Equipment	6
Software	3
Interactive Media & Services	3
All other Common Stocks	22
Corporate Bonds and Notes		32
Media	3
Financial Services	2
Oil, Gas & Consumable Fuels	2
All other Corporate Bonds and Notes	25
Convertible Bonds and Notes		25
Software	3
Computers	3
Internet	3
All other Convertible Bonds and Notes	16
Convertible Preferred Stocks		4
Equity-Linked Notes		4
Financial Services	2
Banks	2
Short-Term Investment		1
Total		100%
(1)	Percentage of total investments as of December 31, 2025.

C000043489 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Income & Growth Fund
Class Name	Class C
Trading Symbol	AZNCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Income & Growth Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Income & Growth Fund Class C / AZNCX	$99	1.90%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.90%
Net Assets	$ 4,717,913,000
Holdings Count | Holding	373
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$4,717,913
Total number of portfolio holdings	373
Portfolio turnover rate as of the end of the reporting period	38%

Holdings [Text Block]

Asset Allocation(1)

Common Stocks		34%
Semiconductors & Semiconductor Equipment	6
Software	3
Interactive Media & Services	3
All other Common Stocks	22
Corporate Bonds and Notes		32
Media	3
Financial Services	2
Oil, Gas & Consumable Fuels	2
All other Corporate Bonds and Notes	25
Convertible Bonds and Notes		25
Software	3
Computers	3
Internet	3
All other Convertible Bonds and Notes	16
Convertible Preferred Stocks		4
Equity-Linked Notes		4
Financial Services	2
Banks	2
Short-Term Investment		1
Total		100%
(1)	Percentage of total investments as of December 31, 2025.

C000043491 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Income & Growth Fund
Class Name	Institutional Class
Trading Symbol	AZNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Income & Growth Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Income & Growth Fund Institutional Class / AZNIX	$47	0.90%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%
Net Assets	$ 4,717,913,000
Holdings Count | Holding	373
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$4,717,913
Total number of portfolio holdings	373
Portfolio turnover rate as of the end of the reporting period	38%

Holdings [Text Block]
Asset Allocation(1)
Common Stocks		34%
Semiconductors & Semiconductor Equipment	6
Software	3
Interactive Media & Services	3
All other Common Stocks	22
Corporate Bonds and Notes		32
Media	3
Financial Services	2
Oil, Gas & Consumable Fuels	2
All other Corporate Bonds and Notes	25
Convertible Bonds and Notes		25
Software	3
Computers	3
Internet	3
All other Convertible Bonds and Notes	16
Convertible Preferred Stocks		4
Equity-Linked Notes		4
Financial Services	2
Banks	2
Short-Term Investment		1
Total		100%
(1)	Percentage of total investments as of December 31, 2025.

C000164306 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Small-Cap Fund
Class Name	Class R6
Trading Symbol	ASCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Small-Cap Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Small-Cap Fund Class R6 / ASCFX	$41	0.77%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.77%
Net Assets	$ 100,972,000
Holdings Count | Holding	229
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$100,972
Total number of portfolio holdings	229
Portfolio turnover rate as of the end of the reporting period	24%

Holdings [Text Block]
Asset Allocation(1)
Biotechnology	11%
Software	7
Construction & Engineering	6
Semiconductors & Semiconductor Equipment	6
Pharmaceuticals	6
Banks	5
Aerospace & Defense	5
Metals & Mining	5
Insurance	4
Financial Services	4
Other (includes securities lending collateral)	41
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

C000128362 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Small-Cap Fund
Class Name	Institutional Class
Trading Symbol	AZBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Small-Cap Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Small-Cap Fund Institutional Class / AZBIX	$44	0.82%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.82%
Net Assets	$ 100,972,000
Holdings Count | Holding	229
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$100,972
Total number of portfolio holdings	229
Portfolio turnover rate as of the end of the reporting period	24%

Holdings [Text Block]
Asset Allocation(1)
Biotechnology	11%
Software	7
Construction & Engineering	6
Semiconductors & Semiconductor Equipment	6
Pharmaceuticals	6
Banks	5
Aerospace & Defense	5
Metals & Mining	5
Insurance	4
Financial Services	4
Other (includes securities lending collateral)	41
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

C000128361 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Small-Cap Fund
Class Name	Class C
Trading Symbol	AZBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Small-Cap Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Small-Cap Fund Class C / AZBCX	$102	1.92%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.92%
Net Assets	$ 100,972,000
Holdings Count | Holding	229
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$100,972
Total number of portfolio holdings	229
Portfolio turnover rate as of the end of the reporting period	24%

Holdings [Text Block]
Asset Allocation(1)
Biotechnology	11%
Software	7
Construction & Engineering	6
Semiconductors & Semiconductor Equipment	6
Pharmaceuticals	6
Banks	5
Aerospace & Defense	5
Metals & Mining	5
Insurance	4
Financial Services	4
Other (includes securities lending collateral)	41
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

Material Fund Change [Text Block]	Material Fund Changes Effective January 21, 2026, Class C shares were closed to new purchases by new or existing shareholders, except by existing shareholders through qualifying transactions.
C000128360 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Small-Cap Fund
Class Name	Class A
Trading Symbol	AZBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Small-Cap Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Small-Cap Fund Class A / AZBAX	$62	1.17%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.17%
Net Assets	$ 100,972,000
Holdings Count | Holding	229
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$100,972
Total number of portfolio holdings	229
Portfolio turnover rate as of the end of the reporting period	24%

Holdings [Text Block]
Asset Allocation(1)
Biotechnology	11%
Software	7
Construction & Engineering	6
Semiconductors & Semiconductor Equipment	6
Pharmaceuticals	6
Banks	5
Aerospace & Defense	5
Metals & Mining	5
Insurance	4
Financial Services	4
Other (includes securities lending collateral)	41
Total	100%
(1)	Percentage of total investments as of December 31, 2025.